Inventories	12 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Inventories

NOTE 4 - INVENTORIES

Inventories consist of the following:

	June 30, 2019	June 30, 2018
Raw materials	$2,118,000	$807,000
Work in process	645,000	333,000
Finished goods	1,050,000	372,000
Total Inventories	$3,813,000	$1,512,000

Inventories consist primarily of our energy storage systems and the related subcomponents, and are stated at the lower of cost or net realizable value. Inventory held at consignment locations is included in our finished goods inventory and totaled $19,000 and $14,000 as of June 30, 2019 and June 30, 2018, respectively.